UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475

Strategic Global Income Fund, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

Item 1.  Schedule of Investments

Strategic Global Income Fund, Inc.

Industry diversification (unaudited)

As a percentage of net assets

As of August 31, 2015

Bonds
Corporate bonds
Airlines	0.29%
Automobiles	0.73
Banks	14.08
Biotechnology	0.33
Building products	0.49
Capital markets	1.38
Chemicals	1.71
Commercial services & supplies	0.06
Construction materials	2.07
Consumer finance	1.18
Diversified financial services	4.44
Diversified telecommunication services	1.58
Electric utilities	1.65
Energy equipment & services	0.19
Food & staples retailing	0.71
Gas utilities	0.22
Health care technology	0.03
Hotels, restaurants & leisure	0.41
Household durables	0.80
Independent power and renewable electricity producers	0.07
Insurance	4.12
Machinery	0.98
Media	3.30
Metals & mining	1.38
Oil, gas & consumable fuels	5.76
Paper & forest products	0.09
Pharmaceuticals	0.06
Real estate investment trust (REIT)	0.31
Real estate management & development	0.51
Road & rail	0.54
Technology hardware, storage & peripherals	0.26
Tobacco	0.40
Trading companies & distributors	0.05
Transportation infrastructure	0.92
Wireless telecommunication services	0.23

Total corporate bonds	51.33%
Collateralized debt obligations	4.64
Commercial mortgage-backed securities	6.22
Mortgage & agency debt securities	4.20
Municipal bonds	3.44
US government obligations	2.84
Non-US government obligations	20.40
Supranational bonds	1.95

Total bonds	95.02%
Common stock	0.02
Short-term investment	0.41
Options purchased	0.48

Total investments	95.93%
Cash and other assets, less liabilities	4.07

Net assets	100.00%

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds: 95.02%
Corporate bonds: 51.33%
Australia: 0.29%
Qantas Airways Ltd.,
7.500%, due 06/11/21	AUD	650,000	$510,647

Brazil: 2.90%
Banco do Brasil SA,
9.000%, due 06/18/24[1,2,3]		$795,000	622,087
Caixa Economica Federal,
2.375%, due 11/06/17[1]		1,050,000	992,250
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[4]		1,500,000	1,237,500
Petrobras Global Finance BV,
6.250%, due 03/17/24		600,000	520,140
6.750%, due 01/27/41		2,120,000	1,619,055
Vale Overseas Ltd.,
6.875%, due 11/21/36		50,000	42,550

			5,033,582

Canada: 1.64%
Barrick North America Finance LLC,
5.750%, due 05/01/43		1,015,000	864,605
NOVA Chemicals Corp.,
5.000%, due 05/01/25[1]		290,000	290,000
5.250%, due 08/01/23[1]		1,645,000	1,653,225
Teck Resources Ltd.,
6.250%, due 07/15/41		65,000	43,713

			2,851,543

China: 0.22%
China Oil & Gas Group Ltd.,
5.250%, due 04/25/18[1]		400,000	381,000

Colombia: 0.31%
Ecopetrol SA,
5.875%, due 05/28/45		675,000	545,063

Croatia: 0.90%
Agrokor DD,
8.875%, due 02/01/20[1]		900,000	964,125
Hrvatska Elektroprivreda,
6.000%, due 11/09/17[4]		570,000	592,800

			1,556,925

France: 1.85%
Credit Agricole SA,
7.875%, due 01/23/24[1,2,3]		1,400,000	1,425,243
Numericable-SFR SAS,
6.250%, due 05/15/24[1]		200,000	199,938
SNCF Reseau,
5.500%, due 12/01/21[4]	GBP	860,000	1,587,553

			3,212,734

Georgia: 0.21%
Georgian Railway JSC,
7.750%, due 07/11/22[4]		$350,000	360,937

Germany: 1.96%
HeidelbergCement Finance BV,
8.500%, due 10/31/19[4]	EUR	800,000	1,130,005
Unitymedia GmbH,
6.125%, due 01/15/25[1]		$1,650,000	1,696,406

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Germany — (concluded)
Unitymedia Hessen GmbH & Co. KG,
5.500%, due 01/15/23[1]		$550,000	$565,125

			3,391,536

Indonesia: 0.70%
Pertamina Persero PT,
6.000%, due 05/03/42[4]		1,150,000	996,027
6.450%, due 05/30/44		240,000	222,600

			1,218,627

Italy: 0.13%
Generali Finance BV,
6.214%, due 06/16/16[2,3]	GBP	150,000	232,403

Kazakhstan: 0.33%
Kazakhstan Temir Zholy Finance BV,
6.950%, due 07/10/42[4]		$650,000	566,313

Luxembourg: 1.14%
Altice Luxembourg SA,
7.750%, due 05/15/22[1]		200,000	195,000
ArcelorMittal,
6.250%, due 03/01/21		850,000	838,312
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20		125,000	120,156
7.500%, due 04/01/21		850,000	823,438

			1,976,906

Malaysia: 0.32%
SSG Resources Ltd.,
4.250%, due 10/04/22[4]		560,000	555,444

Mexico: 1.76%
Cemex Finance LLC,
6.000%, due 04/01/24[1]		700,000	665,000
Cemex SAB de CV,
5.700%, due 01/11/25[1]		850,000	790,500
5.875%, due 03/25/19[1]		1,000,000	1,001,880
Comision Federal de Electricidad,
4.875%, due 01/15/24[4]		585,000	601,819

			3,059,199

Morocco: 0.24%
OCP SA,
5.625%, due 04/25/24[1]		400,000	409,140

Netherlands: 0.36%
LyondellBasell Industries NV,
4.625%, due 02/26/55		720,000	617,481

Nigeria: 0.52%
FBN Finance Co. BV,
8.000%, due 07/23/21[1,2]		1,185,000	909,488

Norway: 1.06%
Eksportfinans ASA,
5.500%, due 06/26/17		1,750,000	1,842,015

Peru: 0.32%
Corp. Financiera de Desarrollo SA,
5.250%, due 07/15/29[2,4]		550,000	552,750

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Portugal: 1.46%
EDP Finance BV,
4.900%, due 10/01/19[1]		$1,400,000	$1,465,310
6.000%, due 02/02/18[1]		1,000,000	1,065,148

			2,530,458

Russia: 1.53%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18[4]		1,150,000	1,184,500
VEB Finance Ltd.,
6.800%, due 11/22/25[4]		900,000	785,250
6.902%, due 07/09/20[4]		700,000	675,500

			2,645,250

South Africa: 0.25%
Eskom Holdings SOC Ltd.,
6.750%, due 08/06/23[4]		450,000	435,712

Sri Lanka: 0.97%
National Savings Bank,
8.875%, due 09/18/18[4]		1,570,000	1,683,825

Switzerland: 0.26%
Credit Suisse Group AG,
6.250%, due 12/18/24[1,2,3]		465,000	446,400

Trinidad and Tobago: 0.30%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.750%, due 08/14/19[4]		465,000	522,544

Turkey: 1.47%
Turkiye Halk Bankasi AS,
3.875%, due 02/05/20[4]		1,800,000	1,698,750
Turkiye Vakiflar Bankasi TAO,
5.000%, due 10/31/18[4]		840,000	848,400

			2,547,150

United Kingdom: 5.93%
Barclays PLC,
4.375%, due 09/11/24		1,570,000	1,513,070
HSBC Holdings PLC,
6.375%, due 09/17/24[2,3]		270,000	266,963
Lloyds Bank PLC,
6.500%, due 03/24/20[4]	EUR	900,000	1,212,801
11.875%, due 12/16/21[2,4]		1,000,000	1,273,033
Royal Bank of Scotland Group PLC,
5.125%, due 05/28/24		$650,000	655,415
6.100%, due 06/10/23		2,010,000	2,156,159
Virgin Media Secured Finance PLC,
6.000%, due 04/15/21[1]	GBP	1,071,000	1,697,190
Wellcome Trust Finance PLC,
4.750%, due 05/28/21		860,000	1,509,316

			10,283,947

United States: 21.99%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$65,000	72,967
Allstate Corp.,
5.750%, due 08/15/53[2]		1,330,000	1,369,900
Ally Financial, Inc.,
6.250%, due 12/01/17		450,000	479,250

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Altria Group, Inc.,
9.950%, due 11/10/38	$161,000	$256,481
Bank of America Corp.,
4.000%, due 01/22/25	850,000	830,832
Boise Cascade Co.,
6.375%, due 11/01/20	150,000	156,000
Building Materials Corp. of America,
6.750%, due 05/01/21[1]	410,000	428,450
Case New Holland Industrial, Inc.,
7.875%, due 12/01/17	1,025,000	1,110,844
Caterpillar, Inc.,
4.300%, due 05/15/44	600,000	591,388
CCO Safari II LLC,
6.484%, due 10/23/45[1]	820,000	831,654
Celgene Corp.,
5.000%, due 08/15/45	570,000	573,187
CIT Group, Inc.,
6.625%, due 04/01/18[1]	600,000	642,000
Citigroup, Inc.,
Series D, 5.350%, due 05/15/23[2,3]	1,170,000	1,094,535
Series M, 6.300%, due 05/15/24[2,3]	2,950,000	2,861,500
CVS Health Corp.,
5.125%, due 07/20/45	250,000	266,245
DISH DBS Corp.,
7.875%, due 09/01/19	1,650,000	1,788,435
DR Horton, Inc.,
4.000%, due 02/15/20	98,000	98,490
Endo Finance LLC & Endo Finco, Inc.,
5.375%, due 01/15/23[1]	100,000	100,750
Energy Transfer Partners LP,
7.500%, due 07/01/38	1,000,000	1,084,858
Fidelity National Financial, Inc.,
5.500%, due 09/01/22	340,000	360,271
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,257,759
Frontier Communications Corp.,
8.500%, due 04/15/20	100,000	102,750
General Electric Capital Corp.,
Series C, 5.250%, due 06/15/23[2,3]	850,000	864,450
General Motors Financial Co., Inc.,
4.750%, due 08/15/17	890,000	922,823
Glencore Funding LLC,
4.625%, due 04/29/24[1]	675,000	612,164
Host Hotels & Resorts LP,
Series E, 4.000%, due 06/15/25	550,000	534,046
iHeartCommunications, Inc.,
9.000%, due 12/15/19	250,000	233,907

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	$75,000	$82,888
Jefferies Finance LLC,
6.875%, due 04/15/22[1]	200,000	187,800
Kinder Morgan Energy Partners LP,
6.500%, due 09/01/39	85,000	81,387
Kinder Morgan, Inc.,
7.000%, due 06/15/17	1,000,000	1,074,392
7.250%, due 06/01/18	1,000,000	1,111,229
Lennar Corp.,
4.750%, due 05/30/25	420,000	407,400
Liberty Mutual Group, Inc.,
10.750%, due 06/15/58[1,2]	35,000	52,588
MedAssets, Inc.,
8.000%, due 11/15/18	50,000	51,380
MetLife, Inc.,
6.400%, due 12/15/36	1,940,000	2,131,575
Midstates Petroleum Co., Inc.,
10.750%, due 10/01/20	175,000	50,750
Morgan Stanley,
Series J, 5.550%, due 07/15/20[2,3]	440,000	439,450
NRG Energy, Inc.,
6.250%, due 07/15/22	125,000	121,875
PNC Preferred Funding Trust I,
1.936%, due 03/15/17[1,2,3]	800,000	732,000
Prudential Financial, Inc.,
5.200%, due 03/15/44[2]	970,000	949,388
5.875%, due 09/15/42[2]	400,000	422,000
Quicken Loans, Inc.,
5.750%, due 05/01/25[1]	900,000	877,500
Realogy Group LLC,
7.625%, due 01/15/20[1]	410,000	431,013
Realogy Group LLC / Sunshine Group Florida Ltd.,
3.375%, due 05/01/16[1]	450,000	451,125
Regency Energy Partners LP,
5.500%, due 04/15/23	830,000	805,847
Reynolds American, Inc.,
4.450%, due 06/12/25	425,000	436,240
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	125,000	145,000
Ryland Group, Inc.,
6.625%, due 05/01/20	410,000	448,950
Sabine Pass Liquefaction LLC,
6.250%, due 03/15/22	280,000	281,400
Seagate HDD Cayman,
5.750%, due 12/01/34[1]	460,000	448,726
Sprint Communications, Inc.,
9.000%, due 11/15/18[1]	100,000	111,375
Sprint Corp.,
7.250%, due 09/15/21	300,000	291,750
SquareTwo Financial Corp.,
11.625%, due 04/01/17	200,000	110,000
Standard Pacific Corp.,
6.250%, due 12/15/21	410,000	435,625

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (concluded)
United States — (concluded)
Starwood Hotels & Resorts Worldwide, Inc.,
3.750%, due 03/15/25		$360,000	$349,931
4.500%, due 10/01/34		240,000	207,851
Synchrony Financial,
4.500%, due 07/23/25		450,000	447,443
Time Warner Cable, Inc.,
6.550%, due 05/01/37		145,000	145,612
Transocean, Inc.,
6.800%, due 03/15/38		500,000	335,000
USG Corp.,
5.875%, due 11/01/21[1]		410,000	425,826
Valero Energy Corp.,
6.625%, due 06/15/37		160,000	175,899
7.500%, due 04/15/32		750,000	892,322
Wells Fargo Capital X,
5.950%, due 12/15/36		600,000	603,000
XL Group PLC,
Series E, 6.500%, due 04/15/17[2,3]		2,355,000	1,854,563

			38,134,036

Total corporate bonds (cost $94,255,762)			89,013,055

Collateralized debt obligations: 4.64%
Cayman Islands: 0.30%
LCM XVIII LP,
Series 19A, Class D,
3.782%, due 07/15/27[1,2]		550,000	528,000

United Kingdom: 0.89%
Boyne Valley CLO BV,
Series 1X, Class F,
8.000%, due 02/12/22[2,4]	EUR	1,700,000	543,682
Cadogan Square CLO BV,
Series 2X, Class M,
6.048%, due 08/12/22[2,4]		2,000,000	987,492

			1,531,174

United States: 3.45%
Apidos XIV CLO,
Series 2013-14A, Class C1,
3.139%, due 04/15/25[1,2]		$700,000	693,000
Ares XXVII CLO Ltd.,
Series 2013-2A, Class C,
3.044%, due 07/28/25[1,2]		500,000	488,750
Avery Point IV CLO Ltd.,
Series 2014-1A, Class C,
3.395%, due 04/25/26[1,2]		550,000	547,250
BlueMountain CLO Ltd.,
Series 2013-4A, Class C,
2.939%, due 04/15/25[1,2]		1,150,000	1,140,685
Fortress Credit BSL II Ltd.,
Series 2013-2A, Class C,
3.187%, due 10/19/25[1,2]		800,000	776,720
Galaxy XVI CLO Ltd.,
Series 2013-16A, Class C,
2.876%, due 11/16/25[1,2]		500,000	480,000

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Collateralized debt obligations — (concluded)
United States — (concluded)
Goldentree Loan Opportunities X Ltd.,
Series 2015-10A, Class D,
3.668%, due 07/20/27[1,2]	$575,000	$546,250
Octagon Investment Partners XIX CLO Ltd.,
Series 2014-1A, Class C,
3.139%, due 04/15/26[1,2]	580,000	567,512
Octagon Investment Partners XVIII CLO Ltd.,
Series 2013-1A, Class B,
3.071%, due 12/16/24[1,2]	250,000	245,900
Race Point IX CLO Ltd.,
Series 2015-9A, Class B,
3.358%, due 04/15/27[1,2]	500,000	499,045

		5,985,112

Total collateralized debt obligations (cost $8,016,413)		8,044,286

Commercial mortgage-backed securities: 6.22%
United States: 6.22%
Americold 2010 LLC Trust,
Series 2010-ARTA, Class C,
6.811%, due 01/14/29[1]	975,000	1,111,508
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class E,
2.787%, due 09/15/26[1,2]	600,000	599,999
Boca Hotel Portfolio Trust,
Series 2013-BOCA, Class D,
3.248%, due 08/15/26[1,2]	675,000	673,335
BXHTL Mortgage Trust,
Series 2015-JWRZ, Class GL2,
3.886%, due 05/15/29[1,2]	600,000	592,978
Commercial Mortgage Loan Trust,
Series 2014-CR14, Class C,
4.756%, due 02/10/47[2]	750,000	769,599
CSMC Trust,
Series 2015-DEAL, Class D,
3.298%, due 04/15/29[1,2]	525,000	520,474
Extended Stay America Trust,
Series 2013-ESH7, Class B7,
3.604%, due 12/05/31[1]	1,000,000	1,007,320
GS Mortgage Securities Trust,
Series 2014-GSFL, Class D,
4.098%, due 07/15/31[1,2]	500,000	496,125
Series 2014-GC18, Class C,
5.113%, due 01/10/47[2]	350,000	363,026
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-CSMO, Class E,
4.138%, due 01/15/32[1,2]	325,000	321,748
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class A4,
3.611%, due 05/15/48	500,000	504,800

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount	Value
Bonds — (continued)
Commercial mortgage-backed securities — (concluded)
United States — (concluded)
Series 2015-C30, Class A5,
3.822%, due 07/15/48	$500,000	$512,925
Madison Avenue Trust,
Series 2013-650M, Class D,
4.169%, due 10/12/32[1,2]	350,000	360,319
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS,
4.036%, due 05/15/48[2]	500,000	507,649
Series 2014-C17, Class B,
4.464%, due 08/15/47[2]	500,000	514,740
Series 2013-C13, Class C,
5.058%, due 11/15/46[2]	325,000	338,189
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class E,
3.560%, due 07/13/29[1,2]	250,000	242,845
Starwood Retail Property Trust,
Series 2014-STAR, Class C,
2.698%, due 11/15/27[1,2]	375,000	373,656
VNDO Mortgage Trust,
Series 2013-PENN, Class D,
4.079%, due 12/13/29[1,2]	575,000	582,115
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class A4,
6.150%, due 02/15/51[2]	383,939	401,228

Total commercial mortgage-backed securities (cost $10,875,412)		10,794,578

Mortgage & agency debt securities: 4.20%
United States: 4.20%
Federal Home Loan Mortgage Corp. REMIC, IO,[5]
3.000%, due 05/15/27	4,021,346	391,301
Federal National Mortgage Association REMIC, IO,[5]
Series 2013-64, Class LI,
3.000%, due 06/25/33	4,602,449	675,455
Series 2011-91, Class EI,
3.500%, due 08/25/26	3,304,704	295,122
Series 2012-146, Class IO,
3.500%, due 01/25/43	1,445,024	280,709
Series 2012-146, Class LI,
4.500%, due 10/25/41	1,409,920	223,516
Government National Mortgage Association, IO,
Series 2013-22, Class IO,
3.000%, due 02/20/43	5,688,042	1,031,728
Series 2012-26, Class GI,
3.500%, due 02/20/27	2,958,450	287,074
JP Morgan Alternative Loan Trust,
Series 2006-A5, Class 2A6,
3.238%, due 10/25/36[2]	5,105,135	2,972,802

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Mortgage & agency debt securities — (concluded)
United States — (concluded)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-8, Class 4A3,
5.324%, due 09/25/36[2]		$1,255,973	$1,124,941

Total mortgage & agency debt securities (cost $9,304,455)			7,282,648

Municipal bonds: 3.44%
State of California, GO Bonds,
7.300%, due 10/01/39		300,000	415,644
7.550%, due 04/01/39		1,625,000	2,352,919
State of Illinois, GO Bonds,
5.877%, due 03/01/19		2,100,000	2,270,289
City of Chicago, GO Bonds,
7.750%, due 01/01/42		970,000	929,483

Total municipal bonds (cost $5,754,212)			5,968,335

US government obligations: 2.84%
US Treasury Inflation Indexed Notes (TIPS),
0.125%, due 04/15/16[6]		459,480	455,113
US Treasury Notes,
2.000%, due 02/15/23[7]		1,895,000	1,892,976
2.000%, due 02/15/25[7]		400,000	392,542
2.125%, due 05/15/25[7]		2,200,000	2,180,292

Total US government obligations (cost $4,896,499)			4,920,923

Non-US government obligations: 20.40%
Argentina: 0.88%
Republic of Argentina,
3.000%, due 12/15/35[8]		1,800,000	144,900
7.000%, due 10/03/15		1,250,000	1,248,923
Republic of Argentina, PO,
0.000%, due 12/15/35[8]		1,700,825	133,515

			1,527,338

Australia: 1.12%
Queensland Treasury Corp.,
6.000%, due 02/21/18	AUD	2,500,000	1,948,410

Brazil: 0.86%
Federative Republic of Brazil,
6.000%, due 08/15/50[6]	BRL	2,320,000	1,488,839

Canada: 0.70%
Province of Alberta Canada,
3.400%, due 12/01/23	CAD	1,460,000	1,217,218

Costa Rica: 0.98%
Banco Nacional de Costa Rica,
4.875%, due 11/01/18[1]		$1,150,000	1,158,625
Republic of Costa Rica,
7.000%, due 04/04/44[4]		580,000	541,575

			1,700,200

Dominican Republic: 0.33%
Republic of Dominica,
6.850%, due 01/27/45[4]		580,000	571,300

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Non-US government obligations — (continued)
Ecuador: 0.27%
Republic of Ecuador,
7.950%, due 06/20/24[1]		$250,000	$178,750
9.375%, due 12/15/15[4]		290,000	284,200

			462,950

France: 0.57%
Government of France,
3.500%, due 04/25/26	EUR	720,000	989,929

Gabon: 0.52%
Gabonese Republic,
6.375%, due 12/12/24[1]		$1,035,000	903,037

Germany: 0.73%
Kreditanstalt fuer Wiederaufbau,
5.050%, due 02/04/25	CAD	1,350,000	1,258,303

Ghana: 0.44%
Republic of Ghana,
8.500%, due 10/04/17[4]		$750,000	770,625

Hungary: 0.99%
Government of Hungary,
7.625%, due 03/29/41		450,000	610,785
MFB Magyar Fejlesztesi Bank Zrt,
6.250%, due 10/21/20[4]		1,000,000	1,110,300

			1,721,085

Ireland: 1.50%
Government of Ireland,
3.900%, due 03/20/23	EUR	1,920,000	2,596,422

Italy: 1.09%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[4,6]		1,027,886	1,252,615
4.250%, due 09/01/19		500,000	639,134

			1,891,749

Ivory Coast: 0.41%
Republic of Ivory Coast,
5.750%, due 12/31/32[4,9]		160,000	144,240
6.375%, due 03/03/28[1]		600,000	558,000

			702,240

Kenya: 0.67%
Republic of Kenya,
5.875%, due 06/24/19[1]		$550,000	548,625
6.875%, due 06/24/24[1]		640,000	620,800

			1,169,425

Mexico: 0.56%
Mexican Udibonos,
Series S, 4.000%, due 11/15/40[7]	MXN	15,196,891	974,460

New Zealand: 3.79%
New Zealand Local Government Funding Agency,
5.500%, due 04/15/23	NZD	2,200,000	1,567,591
5.500%, due 04/15/23		5,000,000	3,562,707
6.000%, due 05/15/21		2,000,000	1,439,466

			6,569,764

Nigeria: 0.55%
Federal Republic of Nigeria,
5.125%, due 07/12/18[4]		$970,000	946,235

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
Pakistan: 0.07%
Islamic Republic of Pakistan,
7.125%, due 03/31/16[4]		$125,000	$127,812

Paraguay: 0.31%
Republic of Paraguay,
4.625%, due 01/25/23[4]		545,000	544,319

Russia: 0.35%
Russian Federation,
7.000%, due 01/25/23	RUB	49,900,000	605,981

Spain: 1.78%
Kingdom of Spain,
4.200%, due 01/31/37[1]	EUR	840,000	1,128,035
4.400%, due 10/31/23[1,4]		720,000	963,750
5.850%, due 01/31/22[1]		695,000	989,851

			3,081,636

Venezuela: 0.59%
Republic of Venezuela,
8.250%, due 10/13/24[4]		$2,850,000	1,018,875

Zambia: 0.34%
Republic of Zambia,
8.500%, due 04/14/24[1]		650,000	588,250

Total Non-US government obligations (cost $40,929,403)			35,376,402

Supranational bonds: 1.95%
EUROFIMA,
6.250%, due 12/28/18[4]	AUD	1,405,000	1,118,889
European Investment Bank,
5.375%, due 06/07/21	GBP	600,000	1,096,185
6.500%, due 08/07/19	AUD	1,425,000	1,163,882

Total supranational bonds (cost $4,458,442)			3,378,956

Total bonds (cost $178,490,598)			164,779,183

	Shares
Common stock: 0.02%
United States: 0.02%
WMIH Corp.* (cost $10,890)		19,897	45,762

Short-term investment: 0.41%
Investment company: 0.41%
UBS Cash Management Prime Relationship Fund[10] (cost $703,285)		703,285	703,285

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

	Number of contracts	Value
Options purchased: 0.48%
Call options: 0.21%
10 Year US Treasury Notes, strike @ USD 130.0000, expires September 2015	113	$7,063

	Face amount covered by contracts
Foreign Exchange Option, Buy USD/AUD, strike @ AUD 1.3193, expires September 2015, counterparty: MSC	5,450,000	361,935

		368,998

	Number of contracts
Put options: 0.21%
10 Year US Treasury Notes, strike @ USD 125.0000, expires September 2015	564	96,937
10 Year US Treasury Notes, strike @ USD 126.5000, expires November 2015	112	120,750
2 Year US Treasury Notes, strike @ USD 109.3750, expires November 2015	219	143,719
3 Year Euro-Dollar Midcurve, strike @ USD 98.2500, expires June 2016	155	3,875

		365,281

	Notional Amount
Options purchased on credit default swaps on credit indices: 0.06%[11]
Expiring 09/16/15. If exercised the payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of referenced obligation specified in the CDX.NA.IG Series 24 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI	$17,700,000	103,042

Total options purchased (cost $738,831)		837,321

Total investments: 95.92% (cost $179,943,604)		166,365,551
Cash and other assets, less liabilities — 4.07%		7,059,531

Net assets — 100.00%		$173,425,082

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,290,366
Gross unrealized depreciation	(16,868,419)

Net unrealized depreciation of investments	$(13,578,053)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
BB	BRL	125,000	USD	35,701	09/16/15	$1,411
BB	INR	53,115,000	USD	830,246	09/16/15	33,397
BB	RUB	42,180,000	USD	754,096	09/16/15	100,044
BB	TRY	2,214,130	USD	821,326	09/16/15	63,735
BB	USD	6,354,934	EUR	5,815,000	09/08/15	170,891
BB	USD	1,584,771	INR	102,915,000	09/16/15	(40,806)
BB	USD	19,195,198	JPY	2,382,775,000	09/08/15	459,848
BB	USD	4,744	MXN	77,500	09/17/15	(111)
CIBC	CAD	3,615,000	USD	2,754,210	09/08/15	6,513
CIBC	USD	2,396,084	EUR	2,170,000	09/08/15	39,177
CSI	BRL	10,697,625	USD	3,336,394	09/16/15	401,854
CSI	CNY	3,350,000	USD	544,530	09/16/15	20,021
CSI	INR	49,800,000	USD	778,977	09/16/15	31,861
CSI	PEN	2,515,000	USD	784,467	09/16/15	11,881
CSI	USD	819,698	ZAR	10,295,000	09/16/15	(45,183)
CSI	ZAR	10,195,000	USD	816,482	09/16/15	49,490
DB	MXN	16,809,000	USD	1,080,999	09/17/15	76,047
DB	USD	545,691	CNY	3,350,000	09/16/15	(21,183)
DB	USD	33,150	MXN	530,000	09/17/15	(1,463)
DB	USD	785,692	PEN	2,515,000	09/16/15	(13,106)
DB	USD	22,016	ZAR	270,000	09/16/15	(1,703)
GSI	AUD	8,940,000	USD	6,495,715	09/08/15	135,480
GSI	BRL	170,000	USD	53,009	09/16/15	6,375
GSI	CHF	1,255,000	SEK	10,923,711	09/08/15	(8,080)
GSI	CHF	2,614,469	USD	2,650,000	09/08/15	(55,161)
GSI	EUR	1,350,000	SEK	12,764,003	09/08/15	(7,170)
GSI	JPY	1,155,000,000	USD	9,583,981	09/08/15	56,611
GSI	RUB	1,630,000	USD	28,726	09/16/15	3,451
GSI	USD	3,223,403	AUD	4,395,000	09/08/15	(96,643)
GSI	USD	1,444,498	BRL	4,885,000	09/16/15	(104,459)
GSI	USD	3,511,421	JPY	428,800,000	09/08/15	25,666
GSI	USD	786,407	TRY	2,214,130	09/16/15	(28,816)
GSI	ZAR	370,000	USD	29,845	09/16/15	2,009
HSBC	CAD	3,495,833	USD	2,660,000	09/08/15	2,879
HSBC	CHF	2,585,000	USD	2,636,746	09/08/15	(37,924)
HSBC	NZD	10,510,000	USD	6,899,479	09/08/15	241,259
HSBC	SEK	23,953,482	USD	2,835,000	09/08/15	5,296
HSBC	SGD	1,250,000	USD	901,412	09/08/15	15,743
JPMCB	GBP	680,000	USD	1,061,722	09/08/15	18,300
JPMCB	NOK	2,320,000	USD	283,858	09/08/15	3,440
JPMCB	SGD	7,285,000	USD	5,287,683	09/08/15	126,006
JPMCB	USD	1,316,099	CAD	1,715,000	09/08/15	(12,558)
JPMCB	USD	886,285	DKK	6,050,000	09/08/15	23,429
JPMCB	USD	969,118	EUR	890,000	09/08/15	29,675
JPMCB	USD	1,864,544	GBP	1,195,000	09/08/15	(30,883)
JPMCB	USD	2,495,422	SEK	21,570,000	09/08/15	52,713
Net unrealized appreciation on forward foreign currency contracts						$1,709,253

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 160 contracts (USD)	December 2015	$24,943,718	$24,740,000	$(203,718)
US Ultra Bond, 165 contracts (USD)	December 2015	26,136,604	26,137,031	427
10 Year US Treasury Notes, 49 contracts (USD)	December 2015	6,249,102	6,226,063	(23,039)
US Treasury futures sell contracts:
US Long Bond, 7 contracts (USD)	December 2015	(1,083,021)	(1,082,375)	646
2 Year US Treasury Notes, 282 contracts (USD)	December 2015	(61,695,887)	(61,608,188)	87,699
5 Year US Treasury Notes, 33 contracts (USD)	December 2015	(3,958,591)	(3,941,438)	17,153
Interest rate futures buy contracts:
Australian Government 3 Year Bond, 37 contracts (AUD)	September 2015	2,928,447	2,957,135	28,688
Euro-BTP, 24 contracts (EUR)	September 2015	3,592,225	3,640,345	48,120
Interest rate futures sell contracts:
90 Day Euro-Dollar, 270 contracts (USD)	December 2015	(67,102,959)	(67,175,999)	(73,040)
90 Day Euro-Dollar Time Deposit, 184 contracts (USD)	September 2016	(45,454,666)	(45,544,600)	(89,934)
Canadian Government 10 Year Bond, 13 contracts (CAD)	December 2015	(1,400,667)	(1,397,431)	3,236
Euro-Bund, 170 contracts (EUR)	December 2015	(29,337,299)	(29,225,274)	112,025
Japanese Government 10 Year Bond, 3 contracts (JPY)	September 2015	(3,628,608)	(3,661,319)	(32,711)

Net unrealized depreciation on futures contracts				$(124,448)

Options written

Call options	Expiration date	Premiums received	Value
3 Year Euro-Dollar Midcurve, 155 contracts, strike @ USD 98.7500	June 2016	$125,995	$(192,781)
Foreign Exchange Option, Sell USD/AUD, USD 5,450,000 face amount covered by contracts, strike @ AUD 1.4652. Counterparty: MSC	September 2015	26,160	(22,869)
Put options
Foreign Exchange Option, Sell USD/AUD, USD 5,450,000 face amount covered by contracts, strike @ AUD 1.2563. Counterparty: MSC	September 2015	46,870	(21)
Foreign Exchange Option, Sell USD/CNY, USD 3,612,000 face amount covered by contracts, strike @ CNY 6.5250. Counterparty: MSC	November 2015	36,120	(59,774)
Foreign Exchange Option, Sell USD/CNY, USD 3,612,000 face amount covered by contracts, strike @ CNY 6.5000. Counterparty: MSC	November 2015	40,599	(49,624)
Options written on credit default swaps on credit indices[11]
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 8,825,000	December 2015	130,177	(134,419)

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

Call options	Expiration date	Premiums received	Value
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.HY Series 24 Index and the Fund pays quarterly fixed rate of 5.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 8,850,000	September 2015	$31,541	$(2,874)
If option exercised payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CDX.NA.IG Series 24 Index and the Fund pays quarterly fixed rate of 1.000% per annum. Underlying credit default swap terminating 06/20/20. European style. Counterparty: MLI, Notional Amount USD 17,700,000	December 2015	48,675	(75,418)

Total options written		$486,137	$(537,780)

Written options activity for the period ended August 31, 2015 was as follows:

	Number of contracts	Premiums received
Options outstanding at November 30, 2014	1,479	$531,799
Options written	1,552	1,420,235
Options terminated in closing purchase transactions	(2,876)	(1,826,039)
Options expired prior to exercise	—	—

Options outstanding at August 31, 2015	155	$125,995

Swaptions and foreign exchange written options activity for the period ended August 31, 2015 was as follows:

Premiums received
Swaptions & foreign exchange options outstanding at November 30, 2014	$891,135
Swaptions & foreign exchange options written	991,039
Swaptions & foreign exchange options terminated in closing purchase transactions	(1,522,032)
Swaptions & foreign exchange options expired prior to exercise	—

Swaptions & foreign exchange options outstanding at August 31, 2015	$360,142

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

Currency swap agreements11

	Notional amount
Counterparty	Pay contracts		Receive contracts		Termination date	Pay rate[12]	Receive rate[12]	Upfront payments	Value	Unrealized appreciation/ (depreciation)
BB	USD	17,340,114	AUD	22,328,244	12/24/22	3 month USD LIBOR	3 month BBSW	$—	$(1,290,784)	$(1,290,784)
MLI	AUD	22,328,244	USD	17,340,114	12/24/15	3 month BBSW	3 month USD LIBOR	—	1,448,302	1,448,302

								$—	$157,518	$157,518

Interest rate swap agreements

Counterparty	Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Upfront payments made	Value	Unrealized appreciation/ (depreciation)
CSI	CAD	32,620,000	02/11/17	3 month BA	3.500%	$(293,326)	$1,054,073	$760,747
CSI	CAD	9,200,000	02/11/22	4.145%	3 month BA	—	(1,206,185)	(1,206,185)
JPMCB	CAD	32,620,000	02/11/17	3.500	3 month BA	—	(1,054,072)	(1,054,072)
JPMCB	USD	105,000,000	07/03/42	1 month USD LIBOR	3 month USD LIBOR	—	1,445,997	1,445,997
MLI	CAD	22,140,000	04/09/17	3 month BA	1.978	—	410,907	410,907
MSC	CAD	21,160,000	04/08/17	3.600	3 month BA	—	(913,885)	(913,885)

						$(293,326)	$(263,165)	$(556,491)

Credit default swaps on corporate issues — buy protection13

Counterparty	Referenced obligation[14]	Notional amount	Termination date	Payments made by the Fund[12]	Upfront payments made	Value	Unrealized appreciation
MSC	Anadarko Petroleum Corp. bond, 6.950%, due 06/15/19	USD 1,800,000	09/20/20	1.000%	$(16,178)	$16,688	$510

Credit default swaps on credit indices — sell protection15

Counterparty	Referenced index[14]	Notional amount	Termination date	Payments received by the Fund[12]	Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread[16]
CITI	CMBX.NA.BB. Series 6 Index	USD 3,800,000	05/11/63	5.000%	$(116,180)	$(63,917)	$(180,097)	3.424%
CSI	CMBX.NA.BBB. Series 6 Index	USD 4,775,000	05/11/63	3.000	(237,457)	(128,033)	(365,490)	3.020
MSC	MCDX.NA. Series 24 Index	USD 3,640,000	06/20/25	1.000	100,653	(99,167)	1,486	1.480
MSC	CMBX.NA.A. Series 6 Index	USD 4,750,000	05/11/63	2.000	(117,951)	(66,487)	(184,438)	2.081
MSC	CMBX.NA.A. Series 6 Index	USD 2,750,000	05/11/63	2.000	(41,835)	(38,492)	(80,327)	2.081
MSC	CMBX.NA.BB. Series 6 Index	USD 1,000,000	05/11/63	5.000	(13,148)	(33,642)	(46,790)	3.424

					$(425,918)	$(429,738)	$(855,656)

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

Credit default swaps on sovereign issues — sell protection15

Counterparty	Referenced obligation[14]	Notional amount		Termination date	Payments received by the Fund[12]	Upfront payments received	Value	Unrealized appreciation/ (depreciation)	Credit spread[16]
CITI	State of Illinois bond, 5.000%, due 06/01/29	USD	3,000,000	12/20/23	1.000%	$213,735	$(288,680)	$(74,945)	2.897%
MSC	Portuguese Republic bond, 4.950%, due 10/25/23	USD	1,765,000	09/20/20	1.000	57,561	(56,454)	1,107	1.688

						$271,296	$(345,134)	$(73,838)

Centrally cleared interest rate swap agreements

Notional amount		Termination date	Payments made by the Fund[12]	Payments received by the Fund[12]	Value	Unrealized appreciation/ (depreciation)
AUD	12,900,000	04/17/25	6 month BBSW	2.695%	$(207,683)	$(207,683)
CAD	9,200,000	02/11/22	3 month BA	2.626	551,616	551,616
CAD	5,650,000	04/28/25	1.984%	3 month BA	(54,771)	(54,771)
USD	9,450,000	02/15/41	2.600	3 month USD LIBOR	258,760	241,784

					$547,922	$530,946

Centrally cleared credit default swaps on credit indices — buy protection13

Referenced index[14]	Notional amount	Termination date	Payments made by the Fund[12]	Value	Unrealized appreciation
CDX.NA.IG. Series 24 index	USD 3,640,000	06/20/25	1.000%	$64,638	$65,113
CDX.NA.IG. Series 24 index	USD 39,950,000	06/20/20	1.000	(412,452)	90,497

				$(347,814)	$155,610

The following is a summary of the fair valuations according to the inputs used as of August 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$89,013,055	$—	$89,013,055
Collateralized debt obligations	—	3,705,917	4,338,369	8,044,286
Commercial mortgage-backed securities	—	10,794,578	—	10,794,578
Mortgage & agency debt securities	—	7,282,648	—	7,282,648
Municipal bonds	—	5,968,335	—	5,968,335
US government obligations	—	4,920,923	—	4,920,923
Non-US government obligations	—	35,376,402	—	35,376,402
Supranational bonds	—	3,378,956	—	3,378,956
Common stock	45,762	—	—	45,762
Short-term investment	—	703,285	—	703,285
Options purchased	372,344	464,977	—	837,321
Forward foreign currency contracts	—	2,214,502	—	2,214,502
Futures contracts	297,994	—	—	297,994
Swap agreements, at value	—	5,250,981	—	5,250,981
Total	$716,100	$169,074,559	$4,338,369	$174,129,028

Liabilities
Forward foreign currency contracts	—	(505,249)	—	(505,249)
Futures contracts	(422,442)	—	—	(422,442)
Swap agreements, at value	—	(5,914,704)	—	(5,914,704)
Options written	(192,781)	(344,999)	—	(537,780)
Total	$(615,223)	$(6,764,952)	$—	$(7,380,175)

Strategic Global Income Fund, Inc.

Portfolio of investments — August 31, 2015 (unaudited)

At August 31, 2015, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Collateralized debt obligations	Mortgage & agency debt securities	Total
Assets
Beginning balance	$3,587,812	$422,093	$4,009,905
Purchases	1,055,080	—	1,055,080
Issuances	—	—	—
Sales	(1,748,167)	—	(1,748,167)
Accrued premiums	—	(83,844)	(83,844)
Total realized loss	(221)	—	(221)
Change in net unrealized appreciation (depreciation)	(318,035)	(51,175)	(369,210)
Transfers into Level 3	1,761,900	—	1,761,900
Transfers out of Level 3	—	(287,074)	(287,074)
Ending balance	$4,338,369	$—	$4,338,369

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at August 31, 2015 was $(297,058).

Transfers into and out of Level 3 represent the value at the end of period. At August 31, 2015, securities were transferred from Level 2 to Level 3 as the valuations are based on unobservable inputs. Securities were also transferred from Level 3 to Level 2 as the valuations are based primarily on observable inputs from an established pricing source.

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $44,883,571 or 25.88% of net assets.

[2]	Variable or floating rate security — The interest rate shown is the current rate as of August 31, 2015 and changes periodically.
[3]	Perpetual investment. Date shown reflects the next call date.
[4]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At August 31, 2015, the value of these securities amounted to $29,427,372 or 16.97% of net assets.

[5]

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[6]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[7]	All or a portion of these securities have been designated as collateral for open swap agreements.
[8]	Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[9]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of August 31, 2015. Maturity date disclosed is the ultimate maturity date.

[10]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 11/30/14	Purchases during the nine months ended 08/31/15	Sales during the nine months ended 08/31/15	Value 08/31/15	Net income earned from affiliate for the nine months ended 08/31/15
UBS Cash Management Prime Relationship Fund	$4,285,564	$48,922,587	$52,504,866	$703,285	$1,838

[11]	Illiquid investment as of August 31, 2015.
[12]	Payments made or received are based on the notional amount.
[13]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[14]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced index/obligation.
[15]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[16]

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
BA	Canadian Bankers’ Acceptance Rate
BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
CLO	Collateralized Loan Obligations
GDP	Gross Domestic Product
GO	General Obligation
GS	Goldman Sachs
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
LIBOR	London Interbank Offered Rate
OJSC	Open Joint Stock Company
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself. In the case of asset-backed securities, high prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MLI	Merrill Lynch International
MSC	Morgan Stanley & Co.

Currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also maybe valued based on appraisals derived from information concerning the investments or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Certain investments in which the Fund invests are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m. Eastern time. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non registered investment companies are also valued at the daily net asset value.

The Board has delegated to the UBS Global Asset Management Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews of security valuations.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, as discussed below, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit” down price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of investments; and the evaluation of forces which influence the market in which the investments are purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US Generally Accepted Accounting Principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Portfolio of investments.

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of reverse repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated May 31, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: October 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	October 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: October 30, 2015